Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Changes in Goodwill	Changes in goodwill:
Changes in goodwill:

	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	5,828,691	5,835,418	5,558,462
Acquired in business combination	—	18,725	510,397
Business combinations adjustment (1)	11,842	5,955	—
Disposal	—	(16,358)	—
Exchange rate variation	264,487	(15,049)	(233,441)
Balance at the end of the period	6,105,020	5,828,691	5,835,418

(1)	Refers to the business combination adjustment in TriOak.

Schedule of Impairment Testing Cash Generating Units	For the purposes of impairment testing CGUs have been aggregated into the following groups representing the lowest level within the Group at which the goodwill is monitored for internal management purposes and that have significant amounts of goodwill allocated to them:
CGUs	December 31, 2023	December 31, 2022
Brazil Beef	1,873,448	1,738,300
Seara	766,970	711,821
Moy Park	777,583	735,403
USA Pork	694,534	694,534
Australia Meat	280,915	277,116
Australia Smallgoods	310,598	306,405
Pilgrim’s Food Masters (PFM)	336,683	320,667
Others CGUs without significant goodwill(1)	1,064,289	1,044,445
Total	6,105,020	5,828,691

(1)	They comprise about 21 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.

Schedule of Key Assumptions Used in the Estimation of the Value In-Use	The key assumptions used in the estimation of the value in-use are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from external and internal sources.
	2023	2022
Discount rate (pre tax)	13.5%	13.2%
Terminal value growth rate	3.5%	4.3%
Estimated growth rate (average for the next 5 years)	7.2%	6.6%
The key assumptions used in the estimation of the value in-use are set out below:
	2023	2022
Discount rate (pre tax)	15.8%	15.2%
Terminal value growth rate	3.3%	3.3%
Estimated growth rate (average for the next 5 years)	13.2%	13.3%
The key assumptions used in the estimation of the value in-use are set out below:
	2023	2022
Discount rate (pre tax)	14%	10.2%
Terminal value growth rate	2.0%	1.0%
Estimated growth rate (average for the next 5 years)	7.4%	6.4%
The key assumptions used in the estimation of the value in-use are set out below:
	2023	2022
Discount rate (pre tax)	9.8%	10.7%
Terminal value growth rate	2.5%	0.5%
Estimated growth rate (average for the next 5 years)	2.8%	0.8%
The key assumptions used in the estimation of the value in-use are set out below:
	2023	2022
Discount rate (pre tax)	9.1%	9.3%
Terminal value growth rate	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	2.3%	2.7%
The key assumptions used in the estimation of the value in-use are set out below
	2023	2022
Discount rate (pre tax)	9.0%	9.4%
Terminal value growth rate	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	8.9%	6.9%
The key assumptions used in the estimation of the value in-use are set out below:
	2023	2022
Discount rate (pre tax)	13.0%	10.2%
Terminal value growth rate	2.7%	3.0%
Estimated growth rate (average for the next 5 years)	6.3%	6.9%